UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     July 22, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $109,467 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4     1980  3300000 PRN      DEFINED 01            3300000        0        0
CITIGROUP INC                  COM              172967101     5546  1475000 SH       DEFINED 01            1475000        0        0
COMCAST CORP NEW               CL A             20030N101     3203   184400 SH       DEFINED 01             184400        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     6832 11200000 PRN      DEFINED 01           11200000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2     3675 10500000 PRN      DEFINED 01           10500000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    16280 22000000 PRN      DEFINED 01           22000000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    14952   885000 SH       DEFINED 01             885000        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206    21240   475800 SH       DEFINED 01             475800        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      176  1470000 SH       DEFINED 01            1470000        0        0
GENERAL ELECTRIC CO            COM              369604103      361  1640000 SH       DEFINED 01            1640000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107     7300   550500 SH       DEFINED 01             550500        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4844    36900 SH       DEFINED 01              36900        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     9479   355700 SH       DEFINED 01             355700        0        0
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3     2924  3700000 PRN      DEFINED 01            3700000        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107      991   191643 SH       DEFINED 01             191643        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     2052    87300 SH       DEFINED 01              87300        0        0
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR    83415U108      288    42500 SH       DEFINED 01              42500        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4627    89000 SH       DEFINED 01              89000        0        0
TRICO MARINE SERVICES INC      DBCV 8.125% 2/0  896106AW1     2717  5500000 PRN      DEFINED 01            5500000        0        0